UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2011

Date of reporting period:	12/31/2010

Item 1.	Schedule of Investments

THE ASIA PACIFIC FUND, INC.

Portfolio of Investments

December 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS—100.1%
EQUITIES—99.2%

CHINA (INCLUDING HONG KONG)—35.1%
886,000	Angang Steel Co. Ltd. (Class “H” Shares)	$1,356,448
	(Materials)
3,365,000	Bank of China Ltd. (Class “H” Shares)	1,774,972
	(Banking)
1,712,000	Belle International Holdings Ltd.	2,894,154
	(Consumer Discretionary)
981,000	BOC Hong Kong Holdings Ltd.	3,338,237
	(Banking)
4,427,330	China Construction Bank Corp. (Class “H” Shares)	3,970,061
	(Banking)
2,443,000	China High Precision Automation Group Ltd.	1,929,809
	(Information Technology)
2,186,000	China Petroleum & Chemical Corp. (Class “H” Shares)	2,092,404
	(Energy)
1,766,000	China Resources Gas Group Ltd.	2,512,860
	(Utilities)
383,500	China Shenhua Energy Co. Ltd. (Class “H” Shares)	1,608,442
	(Energy)
795,000	CNOOC Ltd.	1,886,039
	(Energy)
985,000	Comba Telecom Systems Holdings Ltd.	1,112,636
	(Information Technology)
2,165,000	CSR Corp. Ltd. (Class “H” Shares)	2,846,632
	(Industrials)
5,086,000	GCL Poly Energy Holdings Ltd.	1,871,393
	(Information Technology)
128,500	Hang Seng Bank Ltd.	2,112,791
	(Banking)
946,500	L’Occitane International SA (Hong Kong Exchange)(a)	2,618,072
	(Consumer Discretionary)
298,500	Ping An Insurance Group Co. of China Ltd. (Class “H” Shares)	3,337,234
	(Diversified Financials)
1,360,000	Sany Heavy Equipment International Holdings Co. Ltd.	2,005,146
	(Industrials)
1,878,000	Springland International Holdings Ltd.(a)	1,510,074
	(Consumer Discretionary)
126,000	Sun Hung Kai Properties Ltd.	2,092,759
	(Real Estate-Developers)
219,000	Wharf Holdings Ltd.	1,684,875
	(Real Estate-Developers)
4,020,000	Winsway Coking Coal Holding Ltd.(a)	2,415,269
	(Materials)

		46,970,307

INDIA— 6.3%
21,074	Bharat Heavy Electricals Ltd.	1,095,150
	(Industrials)
75,408	ICICI Bank Ltd.	1,931,113
	(Banking)
230,064	Opto Circuits India Ltd.	1,380,950
	(Healthcare)
56,329	Reliance Industries Ltd.	1,333,680
	(Energy)
21,653	State Bank of India	1,361,648
	(Banking)
44,809	Tata Motors Ltd.	1,311,100
	(Industrials)

		8,413,641

INDONESIA—5.4%
286,000	PT Astra International Tbk	1,731,554
	(Consumer Discretionary)
1,603,000	PT Bank Rakyat Indonesia Persero Tbk	1,868,091
	(Banking)
232,000	PT Indo Tambangraya Megah	1,306,770
	(Energy)
1,335,500	PT Indocement Tunggal Prakarsa Tbk	2,364,176
	(Materials)

		7,270,591

MALAYSIA—1.4%
2,213,000	AirAsia Berhad(a)	1,815,758

	(Industrials)

PHILIPPINES—2.2%
707,500	Cebu Air, Inc.(a)	1,831,328
	(Industrials)
713,200	Metropolitan Bank & Trust	1,172,116
	(Banking)

		3,003,444

SINGAPORE—5.3%
822,000	Indofood Agri Resources Ltd.(a)	1,793,431
	(Consumer Staples)
49,000	Jardine Cycle & Carriage Ltd.	1,397,436
	(Consumer Discretionary)
151,100	Keppel Corp. Ltd.	1,332,803
	(Industrials)
418,000	Olam International Ltd.	1,022,730
	(Consumer Staples)
112,000	United Overseas Bank Ltd.	1,588,343
	(Banking)

		7,134,743

SOUTH KOREA—24.3%
15,984	GS Engineering & Construction Corp.	1,633,751
	(Industrials)
56,210	Hana Financial Group, Inc.	2,144,588
	(Banking)
96,290	Hynix Semiconductor, Inc.(a)	2,036,267
	(Information Technology)
12,163	Hyundai Department Store Co. Ltd.	1,495,056
	(Consumer Discretionary)
8,098	Hyundai Heavy Industries Co. Ltd.	3,160,996
	(Industrials)
14,825	Hyundai Mobis	3,716,374
	(Consumer Discretionary)
7,441	LG Chem Ltd.	2,563,601
	(Materials)
5,908	Lotte Shopping Co. Ltd.	2,462,317
	(Consumer Discretionary)
3,764	POSCO	1,615,180
	(Materials)
6,899	Samsung Electronics Co. Ltd.	5,768,923
	(Information Technology)
11,463	Samsung Engineering Co. Ltd.	1,939,286
	(Industrials)
60,830	Samsung Heavy Industries Co. Ltd.	2,208,297
	(Industrials)
37,490	Shinhan Financial Group Co. Ltd.	1,747,485
	(Banking)

		32,492,121

SRI LANKA—1.3%
695,716	Sampath Bank PLC	1,705,036

	(Banking)

TAIWAN—12.6%
505,338	Acer, Inc.	1,561,606
	(Information Technology)
556,000	Catcher Technology Co. Ltd.	2,059,506
	(Information Technology)
1,461,237	Far Eastern New Century Corp.(b)	2,475,781
	(Industrials)
674,000	Formosa Plastics Corp.	2,253,871
	(Materials)
108,000	Largan Precision Co. Ltd.	2,685,508
	(Information Technology)
662,507	Synnex Technology International Corp.	1,788,257
	(Information Technology)
857,000	Taiwan Semiconductor Manufacturing Co. Ltd.	2,086,910
	(Information Technology)
85,000	TPK Holding Co. Ltd.(a)	1,953,252
	(Information Technology)

		16,864,691

THAILAND—5.3%
238,400	Bangkok Bank PCL	1,206,037
	(Banking)
61,600	Banpu PCL	1,610,244
	(Energy)
138,300	PTT PCL	1,468,104
	(Energy)
136,400	Siam Cement PCL	1,633,452
	(Materials)
447,900	Thai Oil PCL	1,173,797
	(Energy)

		7,091,634

	Total equities (cost $97,761,020)	132,761,966

EXCHANGE TRADED FUND—0.9%
VIETNAM
44,250	Market Vectors Vietnam ETF (New York Stock Exchange) (cost $1,066,605)	1,158,465

RIGHTS

Units
PHILIPPINES
74,625	Metropolitan Bank & Trust, expiring 01/18/11(a) (cost $0)	37,474

	(Banking)
	Total long-term investments (cost $98,827,625)	133,957,905

SHORT-TERM INVESTMENT—0.2%

Shares
MONEY MARKET MUTUAL FUND
UNITED STATES
341,770	JPMorgan Prime Money Market Fund/Premier (cost $341,770)	341,770

	Total Investments—100.3% (cost $99,169,395)(c)	134,299,675
	Liabilities in excess of other assets—(0.3%)	(436,116)

	Net Assets—100.0%	$133,863,559

The following annotations are used in the Portfolio of Investments:

ETF—Exchange Traded Fund

(a)	Non-income producing securities.
(b)	An independent Director of the Fund is Chairman and Chief Executive Officer of the Company.
(c)	The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of December 31, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$99,881,833	$62,974,633	$(28,556,791)	$34,417,842

The difference between book basis and tax basis of investments were primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2010 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Equities
China (including Hong Kong)	$46,970,307	$—	$—
India	8,413,641	—	—
Indonesia	7,270,591	—	—
Malaysia	1,815,758	—	—
Philippines	3,003,444	—	—
Singapore	7,134,743	—	—
South Korea	32,492,121	—	—
Sri Lanka	1,705,036	—	—
Taiwan	16,864,691	—	—
Thailand	4,449,733	2,641,901	—
Exchange Traded Fund
Vietnam	1,158,465	—	—
Rights
Philippines	—	37,474	—
Money Market Mutual Fund	341,770	—	—

Total	$131,620,300	$2,679,375	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of December 31, 2010 was as follows:

Banking	19.4%
Information Technology	18.6
Industrials	17.7
Consumer Discretionary	13.3
Materials	10.6
Energy	9.3
Real Estate-Developers	2.8
Diversified Financials	2.5
Consumer Staples	2.1
Utilities	1.9
Healthcare	1.0
Exchange Traded Fund	0.9
Money Market Mutual Fund	0.2

100.3
Liabilities in excess of other assets	(0.3)

100.0%

Notes to Portfolio of Investments (Unaudited)

Securities Valuation: Investments are stated at value. Securities for which the primary market is on an exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the last bid price quoted on such day. Securities for which reliable market quotations are not readily available, or whose value have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at the fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information regarding the issuer or the markets or industry in which it operates; other analytical data; and consistency with valuation of similar securities held by other funds managed by Baring Asset Management (Asia) Limited. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value on each day the New York Stock Exchange is open for trading.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Stock Index Futures Contracts: A stock index futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a stock index futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on stock index futures contracts.

The Fund may utilize stock index futures contracts for hedging and investment purposes. Should market prices for the futures contracts or the underlying assets move in ways not anticipated by the Fund, losses may result. The use of futures contracts for hedging and investment purposes involves the risk of imperfect correlation in the movements in prices of futures contracts and the underlying assets being hedged or the exposures desired by the Fund.

With stock index futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to the futures, and guarantees the futures contracts against default.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Brian Corris
Brian Corris
President and Principal Executive Officer

Date February 24, 2011

By (Signature and Title)*	/s/M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date February 24, 2011

*	Print the name and title of each signing officer under his or her signature.